BUSINESS ACQUISITIONS (Schedule of An analysis of the cash flows in respect of the acquisitions) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ForeignCurrencyLineItems [Line Items]
Net cash outflows from the acquisition of Bayannaoer Mining			¥ (86)
Bayannaoer Mining [Member]
ForeignCurrencyLineItems [Line Items]
Cash consideration	¥ (717)
Cash and bank balances acquired	631
Net cash outflows from the acquisition of Bayannaoer Mining	¥ (86)